Financial risk management - D.1. Interest rate risk (Details) - Interest rate risk	Dec. 31, 2021	Dec. 31, 2020
Fixed rate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt	75.00%
Concentration percentage	64.00%	84.00%
Variable rate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt